10-Q Commitment and Contingencies - Narrative (Details) - demand_letter	3 Months Ended
	Mar. 20, 2024	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Remaining lease term		3 years	2 years 3 months 18 days
Operating lease liability, discount rate		7.70%	7.00%
Demand letters received	12